Business Combination, Significant Transaction and Sale of Business (Details) ₪ in Thousands, $ in Thousands							12 Months Ended
	Jun. 22, 2023 USD ($)	Jun. 22, 2023 ILS (₪)	Jun. 08, 2023 USD ($)	Jun. 08, 2023 ILS (₪)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 04, 2023	Jun. 22, 2023 ILS (₪)	Jun. 08, 2023 ILS (₪)	Jan. 01, 2023 ILS (₪)
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash	$ 3,894								₪ 14,409		₪ 38,034
Paid in cash							$ 1,063
Closing acquired cash							638
Payment							523
Acquisition related costs							81
Percentage of share capital	75.00%	75.00%	60.00%	60.00%
Total consideration paid	$ 6,422	₪ 23,762	$ 14,875	₪ 55,039
Contingent consideration recognized of acquisition date | ₪				₪ 60,000
Fair value consideration			1,400
Share capital (in New Shekels) | ₪						₪ 53,086
Purchase cost					$ 10,557
Net of deferred tax					4,627	16,200
Goodwill					$ 5,930	₪ 20,900
Percentage of interest	25.00%								25.00%
Fair value of measured on the acquisition date	$ 1,658								₪ 6,133
Acquisition of NCDC S.A [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of subsidiary outstanding shares								100.00%
Purchase price amount in cash							11,667
Acquired cash							10,179
Acquisition related costs							$ 325
Technologies Communication Computer Ltd [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Contingent consideration recognized of acquisition date			$ 15,000
Fair value consideration | ₪										₪ 5,000
Acquisition of Zebra Technologies Ltd. [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Percentage of share capital					70.00%	70.00%
Purchase cost | ₪						₪ 37,100
Zap Group acquisition [Member]
Business Combination, Significant Transaction and Sale of Business (Details) [Line Items]
Acquired cash					$ 10,768
Share capital					$ 15,085